CASH AND RESTRICTED CASH	12 Months Ended
Jun. 30, 2025
CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH

NOTE 5 – CASH AND RESTRICTED CASH

Reconciliation of cash and restricted cash as shown in the statements of cash flows is presented in the table below:

	June 30, 2025	June 30, 2024
Cash and cash equivalents	$7,533,690	$6,558,176
Cash segregated - customers	21,874,954	20,548,972
Cash segregated - PAB	200,575	200,738
Total cash and restricted cash shown in the statement of cash flows.	$29,609,219	$27,307,886